Note 13 - Leases	12 Months Ended
Jan. 31, 2021
Notes to Financial Statements
Lessee, Operating Leases [Text Block]
Note
13
– Leases

We have operating leases for buildings, vehicles and computer equipment. Our leases have remaining terms of up to
8
years, some of which include options to extend the leases for up to
5
years.

The components of operating lease expense were as follows:

Year Ended	January 31, 2021	January 31, 2020
Operating lease cost	4,590	4,902
Short-term lease cost	502	866
Total operating lease cost	5,092	5,768

Supplemental cash flow information related to operating leases was as follows:

Year Ended	January 31, 2021	January 31, 2020
Operating cash outflows from operating leases included in measurement of lease liabilities	4,831	4,150
New ROU assets obtained in exchange for lease obligations	2,337	6,439

Supplemental information related to operating leases was as follows:

	January 31, 2021	January 31, 2020
Weighted average remaining lease term (years)	3.8	4.3
Weighted average discount rate (%)	2.5	2.8

Maturities of operating lease liabilities were as follows as of
January 31, 2021:

Years Ended January 31,	Operating Leases
2022	4,544
2023	3,480
2024	2,689
2025	1,725
2026	954
2027 and thereafter	420
Total lease payments	13,812
Less: imputed interest	(749)
Total lease obligations	13,063
Current	4,168
Long-term	8,895